Employee Benefit Plan	12 Months Ended
Dec. 31, 2014
Employee Benefit Plan [Abstract]
Employee Benefit Plan
(15)	Employee Benefit Plan

The Company offers a defined contribution 401(k) Profit Sharing Plan (the Plan) which covers substantially all employees who meet certain age and service requirements.  The Plan allows employees to make voluntary pre-tax salary deferrals to the Plan.  The Company, at its discretion, may elect to make an annual contribution to the Plan equal to a percentage of each participating employee’s salary.  Such discretionary contributions must be approved by the Company’s board of directors.  Employees are fully vested in the Company contributions after six years of service.  In 2014, the Company made a total contribution of $401,497 to the Plan.  The Company made no discretionary contributions in 2013 or 2012.